Related parties - Breakdown of Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Assets
Trade receivables	R$ 2,708,540	R$ 1,834,353
Advances to suppliers	192,119	383,257
Total assets	7,523,984	5,685,763
Liabilities
Trade payables	2,578,248	2,301,700
Advances from customers	488,578	320,560
Related parties
Assets
Trade receivables	24,487	11,677
Advances to suppliers	0	67
Total assets	24,487	11,744
Liabilities
Trade payables	1,675	274
Advances from customers	0	1,097
Payables for the acquisition of subsidiaries	100,287	63,930
Total liabilities	R$ 101,962	R$ 65,301